Depreciation/amortization and impairment (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation/amortization and impairment
Schedule of depreciation, amortization and impairment

By function

	2018	2017	2016
Depreciation/amortization
Cost of services provided and equipment sold	(1,795)	(1,441)	(1,253)
Selling expenses	(131)	(82)	(80)
Administrative expenses	(520)	(566)	(339)
Total depreciation/amortization	(2,446)	(2,089)	(1,672)

Impairment/reversal of impairment
Cost of services provided and equipment sold	149	3	(7)
Total impairment/reversal of impairment	149	3	(7)

TOTAL DEPRECIATION/AMORTIZATION AND IMPAIRMENT/REVERSAL OF IMPAIRMENT FOR THE YEAR	(2,297)	(2,086)	(1,679)

By type of asset

	2018	2017	2016
Depreciation/amortization
Utilization rights, trademarks and software	(567)	(475)	(366)
Licenses (frequency)	(160)	(177)	(174)
Customer agreements	(272)	(146)	(26)
Buildings	(9)	(8)	(9)
Machinery and technical plant	(1,307)	(1,140)	(998)
Equipment and installations	(131)	(143)	(99)
Total depreciation/amortization	(2,446)	(2,089)	(1,672)

Impairment/reversal of impairment
Licenses (frequency)	73	—	—
Machinery and technical plant	76	—	(2)
Construction in progress, tangible assets	—	3	(5)
Total impairment/reversal of impairment	149	3	(7)

TOTAL DEPRECIATION/AMORTIZATION AND IMPAIRMENT/REVERSAL OF IMPAIRMENT FOR THE YEAR	(2,297)	(2,086)	(1,679)